Pension and Other Postretirement Healthcare Benefits - Weighted Average Assumptions Used to Determine Actuarial Present Value (Parenthetical) (Detail) (South Africa)	12 Months Ended
Dec. 31, 2012
South Africa
Defined Benefit Plan Disclosure [Line Items]
Discount rate on the South African Plan	9.45%